SCHEDULE OF NET REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total net revenue	$ 10,977,429	$ 10,978,571	$ 12,258,451
Total net revenue percentage	100.00%	100.00%	100.00%
Grains, Oil, and Spices [Member]
Product Information [Line Items]
Total net revenue	$ 98,336	$ 473,481	$ 3,103,217
Total net revenue percentage	0.90%	4.30%	25.30%
Beverages, Alcohol and Tea [Member]
Product Information [Line Items]
Total net revenue	$ 1,527,256	$ 300,799	$ 1,808,015
Total net revenue percentage	13.90%	2.60%	14.70%
Other Food [Member]
Product Information [Line Items]
Total net revenue	$ 643,524	$ 726,158	$ 1,070,054
Total net revenue percentage	5.90%	6.60%	8.70%
Meat, Poultry and Eggs [Member]
Product Information [Line Items]
Total net revenue	$ 42,616	$ 269,880	$ 5,355,829
Total net revenue percentage	0.40%	2.60%	43.70%
Fresh Fruits and Vegetables [Member]
Product Information [Line Items]
Total net revenue	$ 74,009	$ 311,594	$ 597,828
Total net revenue percentage	0.70%	2.80%	4.90%
Groceries [Member]
Product Information [Line Items]
Total net revenue	$ 126,459	$ 43,980	$ 169,501
Total net revenue percentage	1.20%	0.40%	1.40%
Dried Seafood [Member]
Product Information [Line Items]
Total net revenue	$ 1,283	$ 18,326	$ 41,088
Total net revenue percentage	0.10%	0.20%	0.30%
Technology Services [Member]
Product Information [Line Items]
Total net revenue	$ 8,463,946	$ 8,834,353	$ 112,919
Total net revenue percentage	76.90%	80.50%	1.00%